EARNINGS PER SHARE - Summary of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net income from continuing operations	$ 15,418	$ (42,590)	$ 18,718	$ 24,913	$ 6,504	$ 18,292	$ 17,854	$ 17,959	$ 16,459	$ 60,609	$ 75,644
Net loss from discontinued operations, net of income taxes	(29,716)	(4,432)	(2,743)	(1,621)	(94)	(8,529)	(1,512)	(1,321)	(38,512)	(11,456)	(10,200)
Net (loss) income	$ (14,298)	$ (47,022)	$ 15,975	$ 23,292	$ 6,410	$ 9,763	$ 16,342	$ 16,638	$ (22,053)	$ 49,153	$ 65,444
Weighted average common shares - basic (in shares)	46,158	45,853	45,650	45,506	39,706	37,908	37,895	37,895	45,815	38,351	37,908
Dilutive effect of stock options and restricted stock units (in shares)									2,150	926	895
Weighted average common shares - diluted (in shares)	47,773	45,853	47,996	47,416	40,524	38,914	38,987	38,959	47,965	39,277	38,803
Income (loss) per basic share:
Continuing operations (in dollars per share)	$ 0.33	$ (0.93)	$ 0.41	$ 0.55	$ 0.16	$ 0.48	$ 0.47	$ 0.47	$ 0.36	$ 1.58	$ 2.00
Discontinued operations (in dollars per share)	(0.64)	(0.10)	(0.06)	(0.04)	0.00	(0.22)	(0.04)	(0.03)	(0.84)	(0.30)	(0.27)
Basic (loss) earnings per share (in dollars per share)	(0.31)	(1.03)	0.35	0.51	0.16	0.26	0.43	0.44	(0.48)	1.28	1.73
Income (loss) per diluted share:
Continuing operations (in dollars per share)	0.32	(0.93)	0.39	0.53	0.16	0.47	0.46	0.46	0.34	1.54	1.95
Discontinued operations (in dollars per share)	(0.62)	(0.10)	(0.06)	(0.03)	0.00	(0.22)	(0.04)	(0.03)	(0.80)	(0.29)	(0.26)
Diluted (loss) earnings per share (in dollars per share)	$ (0.30)	$ (1.03)	$ 0.33	$ 0.50	$ 0.16	$ 0.25	$ 0.42	$ 0.43	$ (0.46)	$ 1.25	$ 1.69